COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (62,634,000)	$ (38,115,000)	$ (102,486,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	23,060,000	21,529,000	16,386,000
Stock-based compensation	13,779,000	4,105,000	1,837,000
Provision (reversal) for allowance for doubtful accounts	(802,000)	2,345,000	897,000
Deferred income taxes	866,000	271,000	(1,551,000)
Loss from equity method investment		1,236,000	1,340,000
Remeasurement gain upon obtaining control		(3,116,000)
Change in fair value of investor option liability	46,972,000	(21,064,000)
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from third parties	(11,998,000)	(26,930,000)	(258,000)
Prepaid expenses and other current assets	(12,737,000)	(2,204,000)	(3,094,000)
Other assets	(23,000)
Accrued liabilities due to third parties and employees	32,770,000	35,854,000	779,000
Deferred revenues	5,799,000	12,638,000	2,217,000
Net cash used in operating activities	(24,679,000)	(9,369,000)	(103,642,000)
Cash flows from investing activities:
Purchases of short-term investments	(230,161,000)	(250,000,000)	(117,564,000)
Maturities of short-term investments	321,208,000	117,564,000
Investment and prepayment in long-term investments	(45,611,000)	(8,885,000)
Purchases of property and equipment	(14,743,000)	(12,044,000)	(18,962,000)
Cash paid for business acquisition, net of cash acquired	(9,648,000)
Net cash provided by (used in) investing activities	21,045,000	(153,365,000)	(136,526,000)
Cash flows from financing activities:
Proceeds from IPO, net of commission	306,491,000
Payment of offering expenses	(5,213,000)
Proceeds from employees options exercised	1,508,000	991,000
Proceeds from the issuance of preferred and ordinary shares (Note 3)		585,799,000
Payment for ordinary shares and repurchase of vested options	(6,873,000)	(45,876,000)	(4,335,000)
Funding from SINA	15,824,000	26,644,000	233,703,000
Repayment of amount due to SINA	(269,042,000)	(159,816,000)
Other financing activities		(989,000)
Net cash provided by financing activities	42,695,000	406,753,000	229,368,000
Effect of exchange rate changes on cash and cash equivalents	(2,035,000)	(489,000)	18,000
Net increase (decrease) in cash and cash equivalents	37,026,000	243,530,000	(10,782,000)
Cash and cash equivalents at the beginning of the year	246,436,000	2,906,000	13,688,000
Cash and cash equivalents at the end of the year	283,462,000	246,436,000	2,906,000
Supplemental disclosure of cash flow information
Cash paid for interest	(7,580,000)
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from SINA (Note 9)	61,176,000	13,092,000
Conversion of preferred shares to ordinary shares	479,612,000
Legal transfer of Weibo Interactive and recognition of amount due to SINA		(10,080,000)
SINA and other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from related parties	(16,589,000)	24,507,000	(26,567,000)
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from related parties	(43,426,000)	(21,299,000)
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from related party	15,300,000
Other related parties
Changes in assets and liabilities, net of acquisition:
Due to related parties	2,279,000	(5,835,000)	1,935,000
SINA
Changes in assets and liabilities, net of acquisition:
Due to related parties	2,747,000
Interest on amount due to SINA	(4,742,000)	6,709,000	4,923,000
Cash flows from financing activities:
Repayment of amount due to SINA	(276,614,000)	(159,816,000)
Supplemental schedule of non-cash investing and financing activities
Deemed contribution from SINA (Note 9)	61,176,000	13,092,000
Deemed contribution from related party	61,176,000
Legal transfer of Weibo Interactive and recognition of amount due to SINA		$ (10,080,000)